Equity (Details) € / shares in Units, ¥ in Millions		12 Months Ended
	Oct. 03, 2025 JPY (¥) shares	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 EUR (€) € / shares shares
Equity [Line Items]
Authorised capital (in Euro) | €			€ 4,000,000
Number of shares authorised			400,000,000
Par value per share (in Euro per share) | € / shares			€ 0.01
Non-redemption premium paid (in Yen) | ¥	¥ 1,593	¥ 1,593
Equity distribution and subsequent cash receipts as equity contributions (in Yen) | ¥	¥ 202
Non-Redemption Shares [Member]
Equity [Line Items]
Number of non-redemption shares	973,000
Number of shares outstanding	856,242